ACQUISITIONS (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended			1 Months Ended	6 Months Ended	1 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Business acquisitions
Net sales	$ 612,075	$ 595,529	$ 541,675	$ 465,677	$ 411,987	$ 398,627	$ 360,855	$ 343,670	$ 2,214,956	$ 1,515,139	$ 1,126,943
Contingent consideration fair value	5,409				650				5,409	650			5,409	650
Summary of the preliminary fair value determination of the acquired assets and liabilities
Goodwill	23,148				1,537				23,148	1,537			23,148	1,537
Class B Nonvoting Common Stock
Business acquisitions
Number of shares issued												716,695
Value of stock issued												12,000
MedPro Rx, Inc.
Business acquisitions
Net sales													49,454
Cash portion of total acquisition price												52,267
Value of stock issued												12,000
Contingent consideration fair value	9,891		4,270						9,891			4,270	9,891
Maximum payout of contingent consideration			11,500									11,500
Purchase consideration deposited into an escrow account												3,503
Deposit term into an escrow account												2 years
Acquisition costs												825
External lease term												5 years
Summary of the preliminary fair value determination of the acquired assets and liabilities
Cash and cash equivalents			668									668
Accounts receivable			9,050									9,050
Inventories			3,819									3,819
Prepaid expenses and other current assets			204									204
Property and equipment			697									697
Capitalized software for internal use			25									25
Intangible assets			37,099									37,099
Current liabilities			(4,660)									(4,660)
Total identifiable net assets			46,902									46,902
Goodwill			21,635									21,635
Total acquisition price			68,537									68,537
American Homecare Federation, Inc
Business acquisitions
Cash portion of total acquisition price														12,149
Contingent consideration fair value	1,800				1,300				1,800	1,300			1,800	1,300
Maximum payout of contingent consideration					2,000					2,000				2,000
Purchase consideration deposited into an escrow account														1,353
Deposit term into an escrow account														2 years
Acquisition costs									190	309
External lease term														5 years
Summary of the preliminary fair value determination of the acquired assets and liabilities
Cash and cash equivalents					1,917					1,917				1,917
Accounts receivable					3,512					3,512				3,512
Inventories					1,138					1,138				1,138
Prepaid expenses and other current assets					27					27				27
Property and equipment					182					182				182
Intangible assets					7,100					7,100				7,100
Current liabilities					(1,940)					(1,940)				(1,940)
Total identifiable net assets					11,936					11,936				11,936
Goodwill					1,513					1,513				1,513
Total acquisition price					$ 13,449					$ 13,449				$ 13,449